Private Placements (Details) - $ / shares	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Volatility (Annual)			82.00%
Risk-free rate			2.06%
Term	7 years 8 months 2 days		7 years 8 months 2 days
Series O Warrants [Member]
Common stock issuable upon exercise warrants			618,000
Strike price			$ 3.10
Series P Warrants [Member]
Common stock issuable upon exercise warrants			309,000
Strike price			$ 3.70
Minimum [Member]
Stock price			$ 3.13
Volatility (Annual)	83.43%	79.00%	80.00%
Risk-free rate	2.27%	1.95%
Term		5 years
Probability of Reset Adjustment			0.00%
Minimum [Member] | Series O Warrants [Member]
Risk-free rate			0.71%
Term			1 year 4 months 24 days
Minimum [Member] | Series P Warrants [Member]
Risk-free rate			0.71%
Term			2 years 1 month 6 days
Maximum [Member]
Stock price			$ 4.19
Volatility (Annual)	83.55%	81.00%	83.00%
Risk-free rate	2.33%	2.03%
Term		7 years 8 months 2 days
Probability of Reset Adjustment			100.00%
Maximum [Member] | Series O Warrants [Member]
Risk-free rate			0.80%
Term			1 year 8 months 12 days
Maximum [Member] | Series P Warrants [Member]
Risk-free rate			0.79%
Term			2 years 2 months 12 days